UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	07/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for that series, as appropriate.

Dreyfus Prime Money Market Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Prime Money Market Fund
July 31, 2016 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 13.5%	Amount ($)		Value ($)
Citibank N.A.
0.50%, 8/23/16	5,000,000		5,000,000
Credit Agricole CIB (Yankee)
0.56%, 8/8/16	6,000,000		6,000,000
Norinchukin Bank/NY (Yankee)
0.62%, 8/17/16	6,000,000		6,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.64%, 8/15/16	5,000,000	[a]	5,000,000
Wells Fargo Bank, NA
1.18%, 5/5/17	6,000,000		6,000,000
Total Negotiable Bank Certificates of Deposit
(cost $28,000,000)			28,000,000
Commercial Paper - 12.5%
Bank of Montreal
1.05%, 9/9/16	5,000,000	[b]	5,000,000
Bank of Nova Scotia
0.89%, 8/15/16	5,000,000	[b]	5,000,000
BNP Paribas Fortis
0.51%, 8/4/16	6,000,000		5,999,745
Toronto-Dominion Holdings USA Inc.
0.54%, 8/30/16	5,000,000		4,997,825
Westpac Securities NZ Ltd.
0.87%, 8/8/16	5,000,000	[a,b]	5,000,000
Total Commercial Paper
(cost $25,997,570)			25,997,570
Asset-Backed Commercial Paper - 8.7%
Antalis S.A.
0.68%, 8/4/16	6,000,000	[a]	5,999,660
Cancara Asset Securitization
0.60%, 8/1/16	6,000,000	[a]	6,000,000
Metlife Short Term Funding LLC
0.60%, 8/15/16	6,000,000	[a]	5,998,600
Total Asset-Backed Commercial Paper
(cost $17,998,260)			17,998,260
Time Deposits - 22.2%
Australia and New Zealand Banking Group (Grand
Cayman)
0.31%, 8/1/16	6,000,000		6,000,000
DnB Bank (Grand Cayman)
0.30%, 8/1/16	10,000,000		10,000,000
Nordea Bank Finland
0.30%, 8/1/16	10,000,000		10,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Time Deposits - 22.2% (continued)	Amount ($)	Value ($)
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.30%, 8/1/16	10,000,000	10,000,000
Swedbank
0.30%, 8/1/16	10,000,000	10,000,000
Total Time Deposits
(cost $46,000,000)		46,000,000
Repurchase Agreements - 42.5%
ABN AMRO Bank
0.35%, dated 7/29/16, due 8/1/16 in the amount of
$50,001,458 (fully collateralized by $44,276,715 U.S.
Treasury Notes (including strips), 1.38%-3.38%, due
12/31/18-11/15/45, value $51,000,002)	50,000,000	50,000,000
Credit Agricole CIB
0.31%, dated 7/29/16, due 8/1/16 in the amount of
$38,000,982 (fully collateralized by $34,579,427 U.S.
Treasury Notes (including strips), 0%-4.50%, due
4/15/17-8/15/45, value $38,760,001)	38,000,000	38,000,000
Total Repurchase Agreements
(cost $88,000,000)		88,000,000
Total Investments (cost $205,995,830)	99.4%	205,995,830
Cash and Receivables (Net)	.6%	1,172,058
Net Assets	100.0%	207,167,888

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities amounted to
$27,998,260 or 13.51% of net assets.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS
Dreyfus Prime Money Market Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	205,995,830
Level 3 - Significant Unobservable Inputs	-
Total	205,995,830

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 15, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)